Share-based payment arrangements - Key terms and conditions related to the grants (Details)	12 Months Ended
Dec. 31, 2024 Item
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Number of instruments	3,940,478
Contractual life of options	6 years 9 months 18 days
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Number of instruments	890,436
Contractual life of options	5 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Number of instruments	441,838
Contractual life of options	5 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023
Share-based compensation
Number of instruments	89,432
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2024
Share-based compensation
Number of instruments	458,594
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022
Share-based compensation
Number of instruments	93,896
Contractual life of options	6 years
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2024
Share-based compensation
Number of instruments	447,100
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022
Share-based compensation
Number of instruments	49,279
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022, RSU2
Share-based compensation
Number of instruments	1,399,998
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2023
Share-based compensation
Number of instruments	265,167
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2024
Share-based compensation
Number of instruments	804,861
Contractual life of options	4 years
Equity-settled share-based payment arrangement | Matching Shares [Member] | 2023
Share-based compensation
Number of instruments	6,719
Contractual life of options	2 years
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2020
Share-based compensation
Number of instruments	69,774
Contractual life of options	6 years 9 months 18 days
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2021
Share-based compensation
Number of instruments	12,130
Contractual life of options	5 years
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2022
Share-based compensation
Number of instruments	13,101
Contractual life of options	5 years
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 2024
Share-based compensation
Number of instruments	17,267
Contractual life of options	4 years
Cash-settled share-based payment arrangement | Restricted stock units (RSU) | 2024
Share-based compensation
Number of instruments	15,480
Contractual life of options	3 years